Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Services	$ 327,742	$ 381,975	$ 342,907	$ 362,130	$ 328,791	$ 392,547	$ 375,830	$ 379,743	$ 326,968	$ 1,415,803	$ 1,475,088	$ 1,513,779
United States
Disaggregation of Revenue [Line Items]
Services	264,561				263,017					1,116,047	1,152,055	1,172,319
Canada
Disaggregation of Revenue [Line Items]
Services	18,256				22,378					105,066	124,023	123,138
Other
Disaggregation of Revenue [Line Items]
Services	44,925				43,396					194,690	199,010	218,322
Food & Beverage
Disaggregation of Revenue [Line Items]
Services	58,091				66,663					280,094	313,368	313,786
Retail
Disaggregation of Revenue [Line Items]
Services	36,303				32,580					148,851	152,552	178,152
Consumer Products
Disaggregation of Revenue [Line Items]
Services	39,769				35,001					167,324	162,524	162,307
Communications
Disaggregation of Revenue [Line Items]
Services	41,045				39,798					184,870	178,410	208,701
Automotive
Disaggregation of Revenue [Line Items]
Services	25,192				18,191					78,985	88,807	127,023
Technology
Disaggregation of Revenue [Line Items]
Services	25,535				26,616					118,169	104,479	99,325
Healthcare
Disaggregation of Revenue [Line Items]
Services	24,066				23,297					102,221	127,547	124,261
Financials
Disaggregation of Revenue [Line Items]
Services	24,005				25,126					112,351	110,069	104,713
Transportation and Travel/Lodging
Disaggregation of Revenue [Line Items]
Services	20,486				17,441					88,958	86,419	56,955
Other
Disaggregation of Revenue [Line Items]
Services	$ 33,250				$ 44,078					$ 133,980	$ 150,913	$ 138,556